Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,
Deferred tax assets:	2021	2020

Deferred taxes due to carryforward losses	$8,396	$6,008

Valuation allowance	(8,396)	(6,008)
Net deferred tax asset	--	--

Schedule of reconciliation of company’s tax expense
	December 31,
Effective tax expense:	2021	2020	2019

Loss (profit) before taxes	$(10,220)	$(10,707)	$(10,032)
Israeli statutory income tax rate	23%	23%	23%

Theoretical tax benefit	2,351	2,463	2,307
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(2,351)	(2,463)	(2,307)
Income tax expenses	--	--	--